Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	20 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life, description	The lesser of remaining lease term or 5 years
Membrane cushion [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Wastewater treatment system, except for membrane cushion [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Kitchen and cookware [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years